Non-controlling interest (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of subsidiaries [line items]
Balance at January 1	$ 237,506	$ 227,200
Loss for the period	(3,922)	(2,806)	[1]
Other comprehensive gain/(loss)	(6,673)	5,202
Balance at September 30	226,911	$ 229,596
I-Systems Solues de Infraestrutura S.A.
Disclosure of subsidiaries [line items]
Balance at January 1	216,770
Balance at September 30	$ 206,234

[1]	Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.